RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Related Party Transaction [Line Items]
Non-controlling interests	$ 13,421	$ 13,368
2020 Subsidiary
Related Party Transaction [Line Items]
Percentage of non-controlling interest in subsidiary			20.00%
2020 Subsidiary | Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of non-controlling interest in subsidiary	12.04%	12.04%
Non-controlling interests	$ 5,406	$ 5,385